UNITED STATES
                                          SECURITIES AND EXCHANGE COMMSSION
                                          Washington, D.C. 20549

                                          FORM 13F

                                          FORM 13F COVER PAGE









Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):             [ ] is a restatement
                                             [ ] adds new holdings entries

Institutional Investment manager filing this Report:

Name:         Francis M. Reps, Investment Advisor
Address:      415 W. Foothill Blvd.,
              Suite 236
              Claremont, CA  91711

13F file Number: 28-7362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and ocmplete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.











Person Signing this Report on behalf of Reporting Manager:



Name:         Terry Reps
Title:        Assistant
Phone:        520-684-5334
Signature, Place, and Date of signing:

Terry Reps   Wickenburg, Arizona     August 3, 1999

Report Type (check only one):

[X]    13F HOLDING REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT


List of other Managers Reporting for this Manager:
none


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

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                                                  FORM 13F HOLDINGS REPORT

Report Summary:

Number of Other Included Managers:              0

Form 13F Table Entry Total:                     1

Form 13F Information Value Total:               $104,195
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